Other investments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Other investments	Other investments

				$ million
		2021		2020
	Current	Non-current	Current	Non-current
Equity investments[a]	—	717	—	913
Contingent consideration	237	1,680	317	1,682
Other	43	147	16	151
	280	2,544	333	2,746
[a] The majority of equity investments are unlisted.
Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks. The contingent consideration principally relates to the disposal of our Alaskan business.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2021	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	17	—	2,824	—	2,824
Loans		1,045	232	—	1,277
Trade and other receivables	19	27,191	—	—	27,191
Derivative financial instruments	29	—	12,402	348	12,750
Cash and cash equivalents	24	27,107	3,574	—	30,681
Financial liabilities
Trade and other payables	21	(58,660)	—	—	(58,660)
Derivative financial instruments	29	—	(13,456)	(465)	(13,921)
Accruals		(6,606)	—	—	(6,606)
Lease liabilities	27	(8,611)	—	—	(8,611)
Finance debt	25	(61,176)	—	—	(61,176)
		(79,710)	5,576	(117)	(74,251)
28. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2020	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	17	—	3,079	—	3,079
Loans		929	369	—	1,298
Trade and other receivables	19	20,252	—	—	20,252
Derivative financial instruments	29	—	10,049	2,698	12,747
Cash and cash equivalents	24	24,905	6,206	—	31,111
Financial liabilities
Trade and other payables	21	(44,960)	—	—	(44,960)
Derivative financial instruments	29	—	(8,320)	(82)	(8,402)
Accruals		(5,502)	—	—	(5,502)
Lease liabilities	27	(9,262)	—	—	(9,262)
Finance debt	25	(72,664)	—	—	(72,664)
		(86,302)	11,383	2,616	(72,303)